Note 17 - Concentrations of Credit Risk (Tables) - Customer Concentration Risk [Member]	12 Months Ended
Dec. 31, 2015
Sales [Member]
Note 17 - Concentrations of Credit Risk (Tables) [Line Items]
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
	Year ended December 31,
	2013	% of sales	2014	% of sales	2015	% of sales
	RMB		RMB		RMB
PICC Property and Casualty Company Limited ("PICC")	346,405	20%	442,608	21%	676,939	24%
China Pacific Property Insurance Co., Ltd. ("CPIC")	204,983	12%	255,655	12%	315,961	11%
Ping An Property & Casualty Insurance Company of China, Ltd. ("Ping An").	248,102	14%	294,228	14%	283,935	10%
	799,490	46%	992,491	47%	1,276,835	45%

Accounts Receivable [Member]
Note 17 - Concentrations of Credit Risk (Tables) [Line Items]
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
	As of December 31,
	2014	%	2015	%
	RMB		RMB
PICC.	32,117	17%	53,851	22%
CPIC	22,927	12%	28,947	12%
Ping An.	28,903	16%	*	*
Huaxia Life Insurance Company Limited	*	*	26,456	11%
	83,947	45%	109,254	45%